Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Nov. 30, 2019
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Summary Of Accumulated Other Comprehensive Income, Net Of Taxes	A summary of accumulated other comprehensive income (loss), net of taxes is as follows (in thousands):

	November 30, 2019	November 30, 2018	December 31, 2017

Net unrealized gains on available for sale securities	$141	$542,832	$572,085
Net unrealized foreign exchange losses	(192,709)	(193,402)	(101,400)
Net unrealized losses on instrument specific credit risk	(18,889)	(5,728)	(34,432)
Net unrealized gains (losses) on cash flow hedges	—	470	(1,138)
Net minimum pension liability	(61,582)	(55,886)	(62,391)
	$(273,039)	$288,286	$372,724

Schedule Of Accumulated Other Comprehensive Income Reclassifications
Significant amounts reclassified out of accumulated other comprehensive income (loss) to net income are as follows (in thousands):

Details about Accumulated Other Comprehensive Income (Loss) Components	Amount Reclassified from Accumulated Other Comprehensive Income (Loss)		Affected Line Item in the Consolidated Statement of Operations
	Twelve Months Ended November 30, 2019	Eleven Months Ended November 30, 2018

Net unrealized gains (losses) on available for sale securities, net of income tax provision (benefit) of $(545,054) and $37	$543,178	$109	Other revenues and Income tax provision (benefit)
Net unrealized foreign exchange gains (losses), net of income tax provision (benefit) of $(52) and $(16)	(149)	20,459	Other revenues and Selling, general and other expenses
Net unrealized gains (losses) on instrument specific credit risk, net of income tax provision (benefit) of $(144) and $311	(427)	916	Principal transactions revenues
Net unrealized gains on cash flow hedges, net of income tax provision (benefit) of $161 and $0	470	—	Other revenues
Amortization of defined benefit pension plan actuarial losses, net of income tax benefit of $(490) and $(697)	(1,407)	(2,044)	Selling, general and other expenses, which includes pension expense. See Note 18 for information on this component.
Other pension, net of income tax benefit of $0 and $0	—	(5,305)	Compensation and benefits expense
Total reclassifications for the period, net of tax	$541,665	$14,135